Pension Plans and Other Benefit Plans - Actuarial assumptions used in pension plans calculation (Details)	Dec. 31, 2025	Dec. 31, 2024
Pension Plans and Other Benefit Plans
Discount rate	3.90%	3.50%
Expected return on plan assets	3.30%	3.40%
Rate of increase for wages and salaries	3.40%	3.40%
Rate of interest for pensions	2.00%	2.00%
Employee turnover rate	3.00%	3.00%